Business Segments - Narrative (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023 segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment	3
Net sales		$ 1,943,585	$ 1,761,158	$ 1,417,677
Total segment long-lived assets		358,334	360,392	369,970
Americas
Segment Reporting Information [Line Items]
Net sales		946,516	762,211	607,043
Total segment long-lived assets		150,294	145,390	146,074
EMEA
Segment Reporting Information [Line Items]
Net sales		562,508	564,128	455,939
Total segment long-lived assets		87,279	89,637	94,969
Asia/Pacific
Segment Reporting Information [Line Items]
Net sales		434,561	434,819	354,695
Total segment long-lived assets		120,761	125,365	128,927
Intersegment Sales Elimination | Americas
Segment Reporting Information [Line Items]
Net sales		11,600	13,300	16,800
Intersegment Sales Elimination | EMEA
Segment Reporting Information [Line Items]
Net sales		44,600	40,400	28,100
Intersegment Sales Elimination | Asia/Pacific
Segment Reporting Information [Line Items]
Net sales		1,000	2,000	900
Non-US
Segment Reporting Information [Line Items]
Net sales		1,246,700	1,198,400	963,200
Total segment long-lived assets		$ 156,400	$ 155,200	$ 176,600